Note 18 - Related Party Transaction	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 05, 2018	Oct. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
18.
Related Party Transaction

Predecessor

The Predecessor had a Management Services Agreement, as amended from time to time, with PGP Advisors, LLC (PGP), an affiliate of the Sponsor, to provide advisory, consulting and other professional services. Under terms of the agreement, the annual fee for these services were
$4.0
million from
September
of
2017
through
August
of
2019,
and
$2.0
million annually thereafter. For the period from
November 1, 2017
through
January 31, 2018
and
November 1, 2018
through
December 5, 2018
the Predecessor incurred
$1.1
million and
$0.0
million, respectively, related to this agreement and other agreed upon expenses, which is included in general and administrative expenses on the accompanying consolidated statements of income. In conjunction with the Business Combination, this agreement was terminated.

Note
5
 — Related Party Transactions

Founder Shares

On
April 10, 2017,
the Sponsor purchased
5,750,000
shares (the “Founder Shares”) of Industrea’s Class B common stock, par value
$0.0001
(“Class B common stock”), for an aggregate price of
$25,000.
In
April
and
May 2017,
the Sponsor transferred
28,750
founder shares to each of Industrea’s independent director nominees at their original purchase price. The founder shares automatically converted into shares of Class A common stock just prior to the Business Combination, which shares of Class A common stock were exchanged on a one
-for-
one
basis for shares of New CPH upon the consummation of the Business Combination. The founder shares are subject to certain transfer restrictions set forth in the Stockholders Agreement (as defined in Note
9
).

Holders of founder shares were also permitted to elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment, at any time. The initial stockholders agreed to forfeit up to
750,000
founder shares to the extent that the over-allotment option was not
exercised in full by the underwriters. On
August 1, 2017,
to the underwriters fully exercised their over-allotment option. As a result,
750,000
founder shares were
no
longer subject to forfeiture.

Related Party Loans

Prior to the consummation of the Initial Public Offering, the Sponsor loaned Industrea an aggregate of
$224,403
to cover expenses related to such offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing. Industrea fully repaid the Note on
August 1, 2017.

On
October 9, 2018,
Industrea issued a convertible promissory note to the Sponsor (the “Sponsor Convertible Note”), pursuant to which Industrea could borrow up to
$1,500,000
from the Sponsor from time to time for working capital expenses. The Sponsor Convertible Note did not
bear interest and all unpaid principal under the Sponsor Convertible Note was due and payable in full upon the completion of the Business Combination. The Sponsor had the option to convert any amounts outstanding under the Sponsor Convertible Note, up to
$1,500,000
in the aggregate, into warrants of the post-business combination entity to purchase shares of common stock at a conversion price of
$1.00
per warrant. As of
December 5, 2018,
Industrea had drawn approximately
$339,000
on the Sponsor Convertible Note. The Sponsor did
not
elect to convert the amounts outstanding into warrants and Industrea fully repaid the Sponsor Convertible Note upon consummation of the Business Combination.

Administrative Support Agreement and Officer and Director Compensation

Industrea agreed to pay the Sponsor a total of
$10,000
per month for office space, utilities and secretarial and administrative support commencing on the effective date of the Initial Public Offering through Industrea’s consummation of the Business Combination.

In addition, Industrea agreed to pay each of the
five
independent directors
$50,000
per year commencing on the effective date of the Initial Public Offering through Industrea’s consummation of the Business Combination.

Industrea recognized an aggregate of approximately
$344,000
in expenses incurred in connection with the aforementioned arrangements with the related parties for period from
January 1, 2018
through
December 5, 2018,
and an aggregate of
$159,140
for the period from
April 7, 2017 (
date of inception) through
December 31, 2017
in the accompanying Statements of Operations.

Argand Subscription Agreement

In connection with the Business Combination (see Note
9
), on
September 7, 2018
Industrea entered into a subscription agreement (the “Argand Subscription Agreement”) with New CPH and Argand Partners Fund, LP (the “Argand Investor”), an affiliate of the Sponsor, for the purpose of funding the Business Combination consideration and paying the costs and expenses incurred in connection therewith and offsetting potential redemptions of Public Shares in connection with the Business Combination. Pursuant to the Argand Subscription Agreement, immediately prior to the Closing, Industrea issued to the Argand Investor (i) an aggregate of
5,333,333
shares of Class A common stock for
$10.20
per share, or an aggregate cash purchase price of
$54.4
million and (ii) an additional
2,450,980
shares of Class A common stock at
$10.20
per share, for an aggregate cash purchase price of
$25.0
million, to offset redemptions in connection with the Business Combination (“Redemptions”). Such shares of Class A common stock became shares of New CPH common stock upon the Closing. New CPH also agreed to provide certain registration rights with respect to the shares of Class A common stock issued pursuant to the Argand Subscription Agreement (and corresponding shares of New CPH common stock).

Note
18.
Related-Party Transactions

The Company entered into a Management Services Agreement with PGP Advisors, LLC (PGP), an affiliate of the Sponsor, on
August 18, 2014,
to provide advisory, consulting and other professional services. The annual fee for these services is
$1,250,000,
which is payable quarterly. The annual service fee was increased to
$
4,000,000
for fiscal year
2018
and
2019
and
$2,000,000
annually thereafter. For the years ended
October 31, 2018,
2017
and
2016,
the Company incurred
$4,348,456,
$1,749,792
and
$1,535,705,
respectively, related to this agreement and other agreed upon expenses, which is included in general and administrative expenses on the accompanying consolidated statements of income.

In connection with the acquisition of the O’Brien Companies and Camfaud (see Note
3
), the Company paid
$525,000
and
$1,500,000,
respectively, in transaction costs to PGP that is included in transaction costs on the consolidated statements of income for the years ended
October 31, 2018
and
2017.